Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of fair value (level 3) of derivative financial instruments

December 31,
2025
Phantom shares	285,962
Anti-dilution protection	102,547
Warrants	120,558
Total	509,067

Schedule of fair value measurement of assets

Period ended December 31, 2025	Levels 1 and 2	Level 3	Total
Financial assets at fair value through profit and loss (FVPL)
Phantom shares (Stalicla SA)	—	285,962	285,962
Anti-dilution protection (Stalicla SA)	—	102,547	102,547
Warrants (Stalicla SA)	—	120,558	120,558
Financial assets at fair value through other comprehensive income (OCI)
Preferred shares (Stalicla SA) (note 24)	—	285,962	285,962
Total financial assets	—	795,029	795,029

Schedule of significant unobservable inputs used in fair value measurement

Description	Fair value at December 31, 2025	Unobservable inputs	Range of inputs	Relation of unobservable inputs to fair value

Preferred shares (Stalicla SA)	285,962	(1)	CHF 17-CHF 30	(2)
Phantom shares (Stalicla SA)	285,962

Underlying Stalicla’s share price used in Black- Scholes valuation model, determined by the price paid by external investors. The fair value of phantom shares is capped at the fair value of preferred shares

			CHF 17

A 10% increase or decrease in Stalicla’s underlying share price would increase or decrease the fair value for respectively CHF 39,682 and CHF 36,138. In both cases the fair value would remained capped at the fair value of preferred shares.

Anti-dilution protection (Stalicla SA)	102,547	Sale price of Stalicla’ shares used in the different scenarios in binomial valuation model	CHF 17 -CHF30

A 10% increase or decrease in the sale price of Stalicla’ shares under the scenario used in the binomial valuation model, would increase or decrease the fair value for respectively CHF 25,064 and CHF 18,949.

Warrants (Stalicla SA)	60,547	Underlying Stalicla’s share price used in Black- Scholes valuation model, determined by the price paid by external investors	CHF 17	A 10% increase or decrease in Stalicla’s underlying share price would increase or decrease the fair value for respectively CHF 15,673 and CHF 12,791
Warrants (Stalicla SA)	60,011	Underlying Stalicla’s share price used in Black- Scholes valuation model, determined by the price paid by external investors	CHF 17	A 10% increase or decrease in Stalicla’s underlying share price would increase or decrease the fair value for respectively CHF 6,091 and CHF 5,538
(1)The fair value of the preferred shares was determined as the residual amount between the subscription price of CHF 795,029 and the fair value of the derivative financial instruments measured using Black-Scholes and binomial valuation models. The fair value of the phantom shares was capped at the fair value of the preferred shares.
(2)An increase or decrease of 10% in Stalicla’s underlying share price used to calculate the fair value of the anti-dilution protection through ratchet mechanism and warrants would conduct to a decreased or increased fair value of respectively CHF 21,697 and CHF 20,357.